iMILLENNIUM FUND

                          SUPPLEMENT DATED MAY 12, 2000
                        TO PROSPECTUS DATED MARCH 9, 2000


For the period of May 12, 2000 to March 9, 2001, the Fund shall accept investments in the following minimum amounts:


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                                      Minimum Initial       Minimum Subsequent
         Type of Account                Investment             Investment
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 Individual, Sole proprietorship            $250                     $50
        or Joint accounts
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    Corporate, partnership or               $250                     $50
          trust accounts
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   Uniform Gift or Transfer to              $250                     $50
         a Minor Accounts
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      Individual Retirement                 $250                     $50
          Accounts (IRA)
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    Automatic Investment Plans              $250                     $50
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Page 15 of the prospectus is modified accordingly.